Financial Instruments and Risk Management (Fuel Option Contracts) (Details) - Later than one year and not later than two years [member]	12 Months Ended
Dec. 31, 2022 $ / shares $ / $ $ / $
Disclosure of detailed information about hedged items [line items]
Number of Gallons Subject to Contract | $ / shares	1,512,000
Collars | Top of range | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	320.00%
Collars | Bottom of range | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	292.00%